4. Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Computation of basic and diluted net loss per share
	Year Ended
	December 31,
	2012	2011	2010

Numerator - net loss	$(310,247)	$(793,120)	$(940,265)

Denominator - weighted average number of common shares outstanding - basic and diluted	49,034,999	452,759	451,740

Basic and diluted net loss per common share	$(0.01)	$(1.75)	$(2.08)